Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2017 and 2016:

(in thousands)	Estimated useful life (in years)	2017	2016
Land	—	$18,188	$16,327
Buildings and improvements	5-40	328,938	301,092
Machinery and equipment	3-10	299,175	257,349
Computer software	3-7	243,809	176,227
Furniture and office equipment	3-10	103,257	89,560
Construction in progress	—	65,542	47,260
		1,058,909	887,815
Less: Accumulated depreciation and amortization		(564,588)	(451,160)
Property, plant and equipment, net		$494,321	$436,655

Amortization of assets acquired under capital lease obligations is included within accumulated depreciation and amortization above for the years ended December 31, 2017 and 2016, respectively. For the years ended December 31, 2017, 2016 and 2015 depreciation and amortization expense totaled $82.5 million, $75.1 million and $59.5 million, respectively. For the years ended December 31, 2017, 2016 and 2015 amortization related to computer software to be sold, leased or marketed totaled $13.9 million, $9.3 million and $5.1 million, respectively.
In 2016, we recorded asset impairment charges of $10.9 million related to the restructuring charge discussed in Note 6. Impairments included $7.5 million of computer software to be sold, leased or marketed, $1.7 million in machinery and equipment, $1.5 million in internal-use software, $0.1 million in furniture and office equipment and $0.1 million in buildings and improvements. In 2015, we recorded asset impairment charges of $3.1 million, of which $1.0 million related to computer software to be sold, leased or marketed related to the abandonment of certain projects following the acquisition of MO BIO.
Repairs and maintenance expense was $12.7 million, $13.0 million and $15.4 million in 2017, 2016 and 2015, respectively. For the year ended December 31, 2017 and 2016, construction in progress primarily includes amounts related to ongoing software development projects. For the years ended December 31, 2017, 2016 and 2015, interest capitalized in connection with construction projects was not significant.